Organization and basis of financial statements - Company's subsidiaries (Details)	Mar. 31, 2023
Hong Kong ES
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct ownership by the Company	100.00%
WOFE" or "Craftsman Wuxi
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct ownership by the Company	100.00%
Wuxi Wangdao
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct ownership by the Company	100.00%
Shenzhen Jisen Information Tech Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct ownership by the Company	100.00%
LE FIRST SKILLAND PTE. LTD. ("LFS")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct ownership by the Company	75.00%